Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Balance at beginning of period	$ 17,130	$ 15,401	$ 15,401	$ 13,190
Accretion expense	297	269	1,096	980	877
Liabilities incurred	178		633	1,231
Balance at end of period	$ 17,605		$ 17,130	$ 15,401	$ 13,190